Portfolio of Investments
Wanger USA, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 90.9%
Issuer	Shares	Value ($)
Consumer Discretionary 7.6%
Auto Components 0.3%
LCI Industries	23,028	1,538,961
Diversified Consumer Services 1.3%
Chegg, Inc.(a)	95,200	3,406,256
Grand Canyon Education, Inc.(a)	37,000	2,822,545
Total		6,228,801
Hotels, Restaurants & Leisure 0.6%
Extended Stay America, Inc.	363,491	2,657,119
Household Durables 2.7%
Helen of Troy Ltd.(a)	60,563	8,722,889
Skyline Champion Corp.(a)	251,326	3,940,792
Total		12,663,681
Leisure Products 1.1%
Brunswick Corp.	140,291	4,962,093
Specialty Retail 0.6%
Boot Barn Holdings, Inc.(a)	199,854	2,584,112
Textiles, Apparel & Luxury Goods 1.0%
Carter’s, Inc.	73,200	4,811,436
Total Consumer Discretionary		35,446,203
Consumer Staples 5.0%
Beverages 0.9%
Primo Water Corp.	460,806	4,174,902
Food & Staples Retailing 1.3%
BJ’s Wholesale Club Holdings, Inc.(a)	240,158	6,116,824
Household Products 1.8%
WD-40 Co.	42,849	8,606,222
Personal Products 1.0%
Inter Parfums, Inc.	101,647	4,711,339
Total Consumer Staples		23,609,287
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 10.0%
Banks 2.7%
Lakeland Financial Corp.	175,731	6,458,114
OFG Bancorp	48,077	537,501
Trico Bancshares	185,889	5,543,210
Total		12,538,825
Capital Markets 1.2%
Houlihan Lokey, Inc.	105,424	5,494,699
Consumer Finance 1.8%
FirstCash, Inc.	116,005	8,322,198
Insurance 1.3%
Palomar Holdings, Inc.(a)	104,332	6,067,949
Thrifts & Mortgage Finance 3.0%
Merchants Bancorp	492,119	7,470,367
Walker & Dunlop, Inc.	170,468	6,864,746
Total		14,335,113
Total Financials		46,758,784
Health Care 31.4%
Biotechnology 11.4%
ACADIA Pharmaceuticals, Inc.(a)	110,000	4,647,500
Acceleron Pharma, Inc.(a)	61,904	5,563,312
Agios Pharmaceuticals, Inc.(a)	11,283	400,321
Enanta Pharmaceuticals, Inc.(a)	69,000	3,548,670
Fate Therapeutics, Inc.(a)	113,351	2,517,526
Immunomedics, Inc.(a)	578,939	7,804,098
Insmed, Inc.(a)	315,069	5,050,556
Intercept Pharmaceuticals, Inc.(a)	100,946	6,355,560
Kiniksa Pharmaceuticals Ltd., Class A(a)	422,312	6,537,390
MacroGenics, Inc.(a)	469,294	2,731,291
Natera, Inc.(a)	271,719	8,113,529
Total		53,269,753
Health Care Equipment & Supplies 7.1%
Atrion Corp.	7,262	4,720,300
AxoGen, Inc.(a)	611,441	6,358,986
Globus Medical, Inc., Class A(a)	168,889	7,182,849
Haemonetics Corp.(a)	22,300	2,222,418
Wanger USA | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Wanger USA, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Penumbra, Inc.(a)	19,435	3,135,449
SI-BONE, Inc.(a)	431,651	5,158,229
Tactile Systems Technology, Inc.(a)	115,922	4,655,428
Total		33,433,659
Health Care Providers & Services 6.1%
Amedisys, Inc.(a)	30,800	5,653,032
Chemed Corp.	16,497	7,146,500
Corvel Corp.(a)	75,377	4,108,800
LHC Group, Inc.(a)	20,200	2,832,040
National Research Corp., Class A	193,014	8,778,277
Total		28,518,649
Health Care Technology 2.5%
Livongo Health, Inc.(a),(b)	208,980	5,962,200
Teladoc Health, Inc.(a)	38,500	5,967,885
Total		11,930,085
Life Sciences Tools & Services 1.9%
NanoString Technologies, Inc.(a)	163,041	3,921,136
Repligen Corp.(a)	50,300	4,855,962
Total		8,777,098
Pharmaceuticals 2.4%
Reata Pharmaceuticals, Inc., Class A(a)	20,200	2,915,668
Theravance Biopharma, Inc.(a)	367,282	8,487,887
Total		11,403,555
Total Health Care		147,332,799
Industrials 14.2%
Aerospace & Defense 0.8%
BWX Technologies, Inc.	81,321	3,961,146
Commercial Services & Supplies 2.4%
Brink’s Co. (The)	92,402	4,809,524
Healthcare Services Group, Inc.	100,600	2,405,346
Unifirst Corp.	25,538	3,858,537
Total		11,073,407
Construction & Engineering 1.5%
Comfort Systems U.S.A., Inc.	186,097	6,801,845
Electrical Equipment 1.1%
Atkore International Group, Inc.(a)	243,204	5,124,308
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 3.3%
ITT, Inc.	98,864	4,484,471
SPX Corp.(a)	226,218	7,383,756
Watts Water Technologies, Inc., Class A	42,700	3,614,555
Total		15,482,782
Professional Services 3.4%
Exponent, Inc.	146,971	10,568,684
ICF International, Inc.	80,324	5,518,259
Total		16,086,943
Road & Rail 0.9%
Saia, Inc.(a)	59,763	4,394,971
Trading Companies & Distributors 0.8%
SiteOne Landscape Supply, Inc.(a)	49,663	3,656,190
Total Industrials		66,581,592
Information Technology 17.3%
Electronic Equipment, Instruments & Components 2.6%
Badger Meter, Inc.	119,950	6,429,320
ePlus, Inc.(a)	91,086	5,703,805
Total		12,133,125
IT Services 1.3%
Endava PLC, ADR(a)	60,905	2,141,420
LiveRamp Holdings, Inc.(a)	126,263	4,156,578
Total		6,297,998
Semiconductors & Semiconductor Equipment 2.6%
Advanced Energy Industries, Inc.(a)	75,369	3,654,643
Inphi Corp.(a)	56,219	4,450,858
Onto Innovation, Inc.(a)	133,472	3,960,114
Total		12,065,615
Software 10.8%
Alteryx, Inc., Class A(a)	36,430	3,467,043
Blackline, Inc.(a)	154,797	8,143,870
CyberArk Software Ltd.(a)	37,483	3,207,046
j2 Global, Inc.	125,629	9,403,331
Manhattan Associates, Inc.(a)	162,079	8,074,776

2	Wanger USA | Quarterly Report 2020

Portfolio of Investments   (continued)
Wanger USA, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mimecast Ltd.(a)	210,388	7,426,696
Qualys, Inc.(a)	123,918	10,779,627
Total		50,502,389
Total Information Technology		80,999,127
Materials 1.1%
Chemicals 1.1%
PolyOne Corp.	262,345	4,976,685
Total Materials		4,976,685
Real Estate 4.3%
Equity Real Estate Investment Trusts (REITS) 1.4%
UMH Properties, Inc.	581,809	6,318,446
Real Estate Management & Development 2.9%
Colliers International Group, Inc.	65,917	3,164,675
FirstService Corp.	105,025	8,099,528
Redfin Corp.(a)	157,000	2,420,940
Total		13,685,143
Total Real Estate		20,003,589
Total Common Stocks (Cost: $438,007,865)		425,708,066

Limited Partnerships 0.4%

Consumer Discretionary 0.4%
Hotels, Restaurants & Leisure 0.4%
Cedar Fair LP	107,127	1,964,709
Total Consumer Discretionary		1,964,709
Total Limited Partnerships (Cost: $5,501,650)		1,964,709

Securities Lending Collateral 0.3%
	Shares	Value ($)
Dreyfus Government Cash Manangement Fund, Institutional Shares 0.285%(c),(d)	1,279,275	1,279,275
Total Securities Lending Collateral (Cost: $1,279,275)		1,279,275

Money Market Funds 8.1%

Columbia Short-Term Cash Fund, 0.787%(c),(e)	37,851,409	37,832,484
Total Money Market Funds (Cost: $37,845,158)		37,832,484
Total Investments in Securities (Cost $482,633,948)		466,784,534
Obligation to Return Collateral for Securities Loaned		(1,279,275)
Other Assets & Liabilities, Net		2,908,597
Net Assets		$468,413,856

At March 31, 2020, securities and/or cash totaling $3,287,300 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	463	06/2020	USD	26,566,940	1,818,504	—
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at March 31, 2020. The total market value of securities on loan at March 31, 2020 was $1,315,233.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(d)	Investment made with cash collateral received from securities lending activity.
Wanger USA | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Wanger USA, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	30,588,894	133,089,979	(125,827,464)	37,851,409	(1,400)	(12,674)	116,856	37,832,484
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Wanger USA | Quarterly Report 2020